Note 8 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carryforward	$ 24,211	$ 18,034
Deferral of tax deduction of R&D expenses	6,757	5,674
Share-based compensation	1,482	1,768
Deferred revenue	9,510
Research tax credits	4,063	3,002
Operating lease liabilities	422	452
Accruals and reserves	11	5
Total deferred tax assets	46,456	28,935
Unrealized gain	(37)	0
Depreciation	(254)	0
Operating lease right-of-use assets	(420)	(473)
Total deferred tax liabilities	(711)	(473)
Total gross deferred tax assets	45,745	28,462
Less: valuation allowance	(45,745)	(28,462)
Net deferred tax assets	$ 0	$ 0